Troubled Debt Restructures - Breakdown of Types of Concessions Made by Loan Class (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Contract	Dec. 31, 2013 Contract	Dec. 31, 2012 Contract
Financing Receivable, Modifications [Line Items]
Number of Contracts	10	10	15
Pre-Modification Outstanding Recorded Investment	$ 1,326	$ 1,269	$ 1,329
Post-Modification Outstanding Recorded Investment	1,326	1,234	1,314
Extend Payment Terms [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1		5
Pre-Modification Outstanding Recorded Investment	32		157
Post-Modification Outstanding Recorded Investment	32		153
Extend Payment Terms [Member] | Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts			1
Pre-Modification Outstanding Recorded Investment			33
Post-Modification Outstanding Recorded Investment			32
Extend Payment Terms [Member] | Other Real Estate Construction [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts			1
Pre-Modification Outstanding Recorded Investment			49
Post-Modification Outstanding Recorded Investment			49
Extend Payment Terms [Member] | Residential Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts			2
Pre-Modification Outstanding Recorded Investment			30
Post-Modification Outstanding Recorded Investment			30
Extend Payment Terms [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1		1
Pre-Modification Outstanding Recorded Investment	32		45
Post-Modification Outstanding Recorded Investment	32		42
Other Payment Terms [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	9	10	10
Pre-Modification Outstanding Recorded Investment	1,294	1,269	1,172
Post-Modification Outstanding Recorded Investment	1,294	1,234	1,161
Other Payment Terms [Member] | Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts			1
Pre-Modification Outstanding Recorded Investment			68
Post-Modification Outstanding Recorded Investment			68
Other Payment Terms [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	3	1	1
Pre-Modification Outstanding Recorded Investment	424	356	116
Post-Modification Outstanding Recorded Investment	424	341	112
Other Payment Terms [Member] | Real Estate 1-4 Family Construction [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts			1
Pre-Modification Outstanding Recorded Investment			32
Post-Modification Outstanding Recorded Investment			31
Other Payment Terms [Member] | Residential Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	6	8	6
Pre-Modification Outstanding Recorded Investment	870	895	939
Post-Modification Outstanding Recorded Investment	870	875	933
Other Payment Terms [Member] | Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		18
Post-Modification Outstanding Recorded Investment		18
Other Payment Terms [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts			1
Pre-Modification Outstanding Recorded Investment			17
Post-Modification Outstanding Recorded Investment			$ 17